SHAREHOLDERS' EQUITY (Schedule of assumptions used for fair value of options) (Details) - 2019 Plan [Member] - $ / shares		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates		4.50%	4.68%
Volatility	[1]		97.24%
Dividend yield	[1]	0.00%	0.00%
Exercise price			$ 6
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years	5 years
Volatility	[1]	117.00%
Exercise price	[1]	$ 0.01
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life		5 years 9 months 21 days	6 years 4 months 28 days
Volatility		120.00%
Exercise price		$ 3.15

[1]	The assumptions presented above are the original assumptions used to determine the options fair value at the date of the grants. The assumptions used to determine the incremental value of the options at the modification date are as presented at the Company's options valuation.